Commitments and Contingencies - Additional Information (Detail) - USD ($)		1 Months Ended
	Dec. 15, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable	$ 6,900,000
Percentage of underwriting expense	1.00%
Underwriting commission reimbursement	$ 1,700,000
Advisory services fee		$ 10,000
Deferred success cost		$ 50,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Under writing discount per unit	$ 0.20
IPO [Member] | Underwriting Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs	$ 3,450,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting commission per unit	$ 0.40